Annual Operating Expenses {- Fidelity Asset Manager 60%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 60% - Fidelity Asset Manager 60%	Nov. 28, 2020
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.71%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.